Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000096677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	3.07%	3.71%		4.78%
C000096679
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.98%	3.93%		4.52%
C000176652
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000096680
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000096681
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000096677
Average Annual Return [Line Items]
Average Annual Return, Percent	7.93%	4.67%		5.26%
Without Sales Load [Member] | C000096679
Average Annual Return [Line Items]
Average Annual Return, Percent	6.98%	3.93%		4.52%
Without Sales Load [Member] | C000176652
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%	5.06%	5.31%
Without Sales Load [Member] | C000096680
Average Annual Return [Line Items]
Average Annual Return, Percent	8.18%	4.92%		5.51%
Without Sales Load [Member] | C000096681
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%	4.97%		5.56%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%	(1.63%)		1.10%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%	(1.63%)		1.10%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%	(1.63%)	0.61%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%	(1.63%)		1.10%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%	(1.63%)		1.10%
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.97%	5.58%		5.82%
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.97%	5.58%		5.82%
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.97%	5.58%	5.34%
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.97%	5.58%		5.82%
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.97%	5.58%		5.82%